Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2021 PHP (₱)
Actuarial assumption of discount rates [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (2,869)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 3,448
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of discount rates [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (10)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 20
Percentage of increase in defined benefit obligation	0.62%
Percentage of decrease in defined benefit obligation	(0.30%)
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 3,328
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (2,835)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 20
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (10)
Percentage of increase in defined benefit obligation	0.61%
Percentage of decrease in defined benefit obligation	(0.30%)